Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND
Central Index Key	dei_EntityCentralIndexKey	0000797920
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2012
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND (Prospectus Summary) | DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSNYX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND (Prospectus Summary) | DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNYCX
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND (Prospectus Summary) | DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNYIX